AAM Transformers ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 6.5%
Alphabet, Inc. - Class A	4,527	$868,731
Kanzhun, Ltd. - ADR (a)	16,379	310,546
Meta Platforms, Inc. - Class A	1,122	867,800
Nintendo Company, Ltd. - ADR	19,302	405,342
Pinterest, Inc. - Class A (a)	14,569	562,364
Reddit, Inc. - Class A (a)	4,104	659,061
ROBLOX Corporation - Class A (a)(b)	5,197	716,095
Sea, Ltd. - ADR (a)	2,416	378,466
Take-Two Interactive Software, Inc. (a)	2,137	475,974
		5,244,379

Consumer Discretionary - 8.8%
Amazon.com, Inc. (a)	3,677	860,823
BYD Company, Ltd. - ADR (b)	23,040	337,536
Coupang, Inc. (a)	17,509	515,290
DoorDash, Inc. - Class A (a)	2,278	570,070
Global-e Online, Ltd. (a)	8,635	286,250
Hesai Group - ADR (a)	14,945	283,955
Li Auto, Inc. - ADR (a)(b)	13,562	353,968
Meituan - ADR (a)	10,950	336,165
MercadoLibre, Inc. (a)	159	377,449
MINISO Group Holding, Ltd. - ADR (b)	16,581	316,863
Mobileye Global, Inc. - Class A (a)	17,709	252,176
NIO, Inc. - ADR (a)(b)	82,328	400,937
PDD Holdings, Inc. - ADR (a)	3,972	450,623
Rivian Automotive, Inc. - Class A (a)(b)	19,058	245,276
Tesla, Inc. (a)	2,670	823,081
Trip.com Group, Ltd. - ADR (b)	6,598	408,746
XPeng, Inc. - ADR (a)	15,325	279,068
		7,098,276

Financials - 5.5%
Adyen NV - ADR (a)	20,415	351,138
Affirm Holdings, Inc. (a)	4,529	310,508
Corpay, Inc. (a)	1,474	476,176
Dlocal, Ltd.	28,485	292,256
Marqeta, Inc. - Class A (a)	48,690	277,533
Mastercard, Inc. - Class A	1,329	752,839
Paymentus Holdings, Inc. - Class A (a)	7,316	203,970
Remitly Global, Inc. (a)	12,390	204,435
Shift4 Payments, Inc. - Class A (a)(b)	2,829	291,387
Toast, Inc. - Class A (a)	11,317	552,722
Visa, Inc. - Class A	2,123	733,433
		4,446,397

Industrials - 21.3%
ABB, Ltd. - ADR	6,957	455,579
Acuity, Inc.	993	309,171
AeroVironment, Inc. (a)	1,397	373,893
Airbus SE - ADR	8,495	426,789
AMETEK, Inc.	2,790	515,731
Atlas Copco AB - ADR	24,327	371,960
Axon Enterprise, Inc. (a)	634	478,981
Bloom Energy Corporation - Class A (a)(b)	12,252	458,102
Boeing Company (a)	3,729	827,241
BWX Technologies, Inc.	2,055	312,216
Chart Industries, Inc. (a)(b)	1,750	347,953
Eaton Corporation PLC	1,213	466,665
Embraer SA - ADR (b)	6,425	369,951
FANUC Corporation - ADR	23,075	323,050
Full Truck Alliance Company, Ltd. - Class A - ADR	24,631	284,488
GE Vernova, Inc.	1,027	678,118
Generac Holdings, Inc. (a)	2,089	406,707
General Electric Company	3,074	833,300
Grab Holdings, Ltd. - Class A (a)	57,804	282,662
Hexcel Corporation	4,733	283,554
Howmet Aerospace, Inc.	2,841	510,727
Hubbell, Inc.	1,257	549,912
Intuitive Machines, Inc. (a)	22,784	254,269
Karman Holdings, Inc. (a)	5,742	296,861
Kratos Defense & Security Solutions, Inc. (a)(b)	6,590	386,833
Loar Holdings, Inc. (a)	2,969	219,439
Mitsubishi Heavy Industries, Ltd. - ADR	8,262	398,642
NEXTracker, Inc. - Class A (a)(b)	4,529	263,860
Rheinmetall AG - ADR	971	383,526
Rocket Lab Corporation (a)(b)	9,222	423,474
Rockwell Automation, Inc.	1,536	540,227
Saab AB - ADR	11,320	307,225
Safran SA - ADR	5,271	434,436
Schneider Electric SE - ADR	7,725	403,631
Siemens Energy AG - ADR (a)	3,963	461,174
SMC Corporation - ADR	16,254	283,795
Spirit AeroSystems Holdings, Inc. - Class A (a)	7,030	276,982
Symbotic, Inc. (a)(b)	8,956	483,176
Techtronic Industries Co. Ltd. - ADR	5,062	302,809
Uber Technologies, Inc. (a)	9,188	806,247
Woodward, Inc.	1,142	293,585
		17,086,941

Information Technology - 56.0%(c)
Advanced Energy Industries, Inc.	2,194	304,791
Advanced Micro Devices, Inc. (a)	6,771	1,193,795
Advantest Corporation - ADR	7,247	483,592
Alkami Technology, Inc. (a)(b)	8,760	195,260
Allegro MicroSystems, Inc. (a)(b)	9,262	290,919
Ambarella, Inc. (a)	4,976	328,864
Amphenol Corporation - Class A	5,335	568,231
Analog Devices, Inc.	2,245	504,294
Appfolio, Inc. - Class A (a)	1,230	328,877
Apple, Inc.	3,858	800,805
Applied Digital Corporation (a)(b)	19,254	252,998
AppLovin Corporation - Class A (a)	1,189	464,542
Arista Networks, Inc. (a)	5,120	630,886
ARM Holdings PLC - ADR (a)(b)	3,005	424,832
ASE Technology Holding Company, Ltd. - ADR	30,807	292,667
ASML Holding NV	529	367,502
Astera Labs, Inc. (a)	2,938	401,713
Atlassian Corporation - Class A (a)	1,870	358,629
Autodesk, Inc. (a)	1,674	507,406
AvePoint, Inc. (a)	13,643	260,308
Broadcom, Inc.	3,188	936,316
Cadence Design Systems, Inc. (a)	1,678	611,748
Camtek, Ltd. (a)(b)	4,069	383,096
Clearwater Analytics Holdings, Inc. - Class A (a)	11,160	226,102
Cloudflare, Inc. - Class A (a)	2,773	575,897
Cognex Corporation	8,815	359,388
Coherent Corporation (a)	3,348	360,245
Confluent, Inc. - Class A (a)	10,952	194,124
CoreWeave, Inc. - Class A (a)	3,557	405,960
Credo Technology Group Holding, Ltd. (a)	3,657	407,938
Crowdstrike Holdings, Inc. - Class A (a)	1,069	485,935
CyberArk Software, Ltd. (a)	738	303,665
Datadog, Inc. - Class A (a)	4,079	570,978
Dell Technologies, Inc. - Class C	4,379	581,050
Dynatrace, Inc. (a)	4,846	254,948
Enphase Energy, Inc. (a)	6,482	209,758
Entegris, Inc. (b)	3,657	286,928
Extreme Networks, Inc. (a)	16,038	283,231
Fair Isaac Corporation (a)	283	406,592
First Solar, Inc. (a)(b)	1,605	280,442
Fortinet, Inc. (a)	4,747	474,225
Gitlab, Inc. - Class A (a)(b)	5,471	239,685
GLOBALFOUNDRIES, Inc. (a)	13,203	493,660
Globant SA (a)	2,967	249,999
Guidewire Software, Inc. (a)	1,950	441,129
HubSpot, Inc. (a)	816	424,034
Impinj, Inc. (a)	2,350	363,263
Infineon Technologies AG - ADR	9,805	385,533
Intuit, Inc.	1,019	800,047
Kingsoft Cloud Holdings, Ltd. - ADR (a)(b)	24,965	361,493
KLA Corporation	612	537,966
Klaviyo, Inc. - Class A (a)	7,830	243,513
Lattice Semiconductor Corporation (a)	5,555	276,806
Life360, Inc. (a)(b)	4,177	319,916
Lumentum Holdings, Inc. (a)	3,277	360,732
MACOM Technology Solutions Holdings, Inc. (a)	2,132	292,383
Marvell Technology, Inc.	7,289	585,817
Microchip Technology, Inc.	7,638	516,252
Micron Technology, Inc.	4,590	500,953
Microsoft Corporation	1,672	892,012
Monday.com, Ltd. (a)	974	255,470
MongoDB, Inc. (a)	1,217	289,512
Monolithic Power Systems, Inc.	726	516,360
Nova, Ltd. (a)(b)	1,378	361,849
Nutanix, Inc. - Class A (a)	6,453	485,072
NVIDIA Corporation	5,548	986,823
Onestream, Inc. (a)	9,222	219,945
Onto Innovation, Inc. (a)	2,776	263,026
Oracle Corporation	4,520	1,147,040
Palantir Technologies, Inc. - Class A (a)	6,154	974,486
Palo Alto Networks, Inc. (a)(b)	2,494	432,958
PAR Technology Corporation (a)	4,002	243,242
Power Integrations, Inc.	4,876	236,584
Procore Technologies, Inc. (a)	3,933	281,721
Pure Storage, Inc. - Class A (a)(b)	4,825	287,184
Rambus, Inc. (a)	4,649	343,701
Renesas Electronics Corporation - ADR	44,943	272,355
Rubrik, Inc. - Class A (a)	2,722	258,454
SailPoint, Inc. (a)(b)	13,995	312,648
Samsara, Inc. - Class A (a)	11,041	419,889
SAP SE - ADR (b)	1,296	371,563
Seagate Technology Holdings PLC	3,925	616,264
Semtech Corporation (a)(b)	7,055	360,511
SentinelOne, Inc. - Class A (a)	14,531	266,499
ServiceNow, Inc. (a)	758	714,885
ServiceTitan, Inc. - Class A (a)	2,500	291,775
Shopify, Inc. - Class A (a)	3,591	438,856
Silicon Laboratories, Inc. (a)	2,109	277,903
Silicon Motion Technology Corporation - ADR	4,454	340,909
SiTime Corporation (a)	1,299	263,502
Snowflake, Inc. - Class A (a)(b)	2,359	527,237
SoundHound AI, Inc. - Class A (a)(b)	26,397	272,681
SPS Commerce, Inc. (a)	1,878	204,448
Super Micro Computer, Inc. (a)(b)	11,985	706,755
Synopsys, Inc. (a)	1,025	649,307
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,954	472,126
Teradyne, Inc.	3,131	336,363
Texas Instruments, Inc.	4,087	739,992
Tokyo Electron Ltd. - ADR (b)	4,871	381,156
United Microelectronics Corporation - ADR (b)	39,171	267,930
Universal Display Corporation	1,761	254,288
Varonis Systems, Inc. (a)	5,267	294,057
Vertex, Inc. - Class A (a)	6,497	215,506
Workday, Inc. - Class A (a)	1,971	452,108
Xiaomi Corporation - ADR (a)	11,775	396,582
Zscaler, Inc. (a)	1,649	470,888
		45,017,080

Utilities - 1.6%
Ormat Technologies, Inc.	3,431	306,766
Talen Energy Corporation (a)	1,031	389,275
Vistra Corporation	2,866	597,675
		1,293,716
TOTAL COMMON STOCKS (Cost $66,695,505)		80,186,789

SHORT-TERM INVESTMENTS - 13.8%		Value
Investments Purchased with Proceeds from Securities Lending - 13.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(d)	10,919,678	10,919,678

Money Market Funds - 0.2%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.25%(d)	187,646	187,646
TOTAL SHORT-TERM INVESTMENTS (Cost $11,107,324)		11,107,324

TOTAL INVESTMENTS - 113.5% (Cost $77,802,829)		91,294,113
Liabilities in Excess of Other Assets - (13.5)%		(10,878,918)
TOTAL NET ASSETS - 100.0%		$80,415,195
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $10,545,428.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

AAM Transformers ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$80,186,789	–	–	$80,186,789
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	10,919,678
Money Market Funds	187,646	–	–	187,646
Total Investments	$80,374,435	–	–	$91,294,113

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $10,919,678 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.